Segments - Summary of Group's Breakdown of Net Revenues by Type of Good or Service and Operating Segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segments
Net revenues	$ 169,080	$ 307,702	$ 254,745
Cost of revenues	(173,212)	(218,549)	(181,482)
Gross profit	(4,132)	89,153	73,263
Marketing solutions
Segments
Net revenues	105,956	242,610	225,852
Gross profit	(32,184)	47,698	52,935
Marketing solutions | Sales agent
Segments
Net revenues	2,549	4,195	5,834
Gross profit	2,549	4,195	5,834
Marketing solutions | Cost-plus
Segments
Net revenues	8,909	26,062	26,738
Gross profit	8,909	26,062	26,738
Marketing solutions | Specified actions
Segments
Net revenues	94,498	212,353	193,280
Cost of revenues	(138,140)	(194,912)	(172,917)
Gross profit	(43,642)	17,441	20,363
Enterprise solutions
Segments
Net revenues	169,080	307,702	254,745
Gross profit	(4,132)	89,153	73,263
Enterprise solutions | SaaS Products and Services
Segments
Net revenues	63,124	65,092	28,893
Cost of revenues	(35,072)	(23,637)	(8,565)
Gross profit	$ 28,052	$ 41,455	$ 20,328